Employee benefits - Summary of Changes in Defined Benefit Obligations (Detail) - Noncurrent recognized liabilities, defined benefit plan - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 25,554	€ 32,029
Changes through statement of profit and loss
Changes through statement of profit and loss	5,236	3,280
- of which: Service cost	4,342	3,018
- of which: Financial charges	894	262
Changes through statement of comprehensive income
Changes through statement of comprehensive income and loss	(1,838)	(755)
- of which: Actuarial (gain)/loss	(1,376)	(1,220)
- of which: Translation differences	(462)	465
Benefits paid	(2,566)	(8,676)
Business Combination	3,259	0
Reclassifications and other	0	(324)
Ending balance	€ 29,645	€ 25,554